Provision for Income Taxes Expenses (Details) - Schedule of Income Tax Expenses - EUR (€)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Income Tax Expenses [Abstract]
Current tax expenses	€ 41,085		€ 29,331
Total	€ 41,085		€ 29,331